Schedule of Long Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 1,445,127	$ 1,112,895	$ 1,729,351	$ 1,266,729
Less net unamortized debt issue costs	(17,946)		(23,098)
Long-term debt	1,427,181		1,706,253
6.5% Senior Notes Due 2021 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	117,678	90,625	226,113	165,625
7.75% Senior Notes Due 2023 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	447,792	344,845	477,823	350,000
5.25% Senior Notes Due 2024 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	399,545	307,690	479,331	351,104
7.125% Senior Notes Due 2026 [Member]
Disclosure of long term debt [Line Items]
Long-term debt, gross	$ 480,112	$ 369,735	$ 546,084	$ 400,000